UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

Marketfield Fund
Schedule of Investments
March 31, 2010 (Unaudited)

		Shares		Value
COMMON STOCKS - 61.51%
Air Transportation - 4.55%
Continental Airlines, Inc. (a)		166,900		3,666,793
JetBlue Airways Corp. (a)		306,200		1,708,596
US Airways Group, Inc. (a)(c)		474,400		3,486,840
				8,862,229
Building Material and Garden Equipment and Supplies Dealers - 0.94%
Home Depot, Inc.		56,600		1,831,010

Chemical Manufacturing - 1.65%
BASF SE (d)		2,200		136,449
BASF SE (a)(d)		19,500		1,209,000
Procter & Gamble Co. (c)		29,500		1,866,465
				3,211,914
Computer and Electronic Product Manufacturing - 2.66%
Cypress Semiconductor Corp. (a)		160,300		1,843,450
EMC Corp./Massachusetts (a)		90,700		1,636,228
Intel Corp.		76,300		1,698,438
				5,178,116
Construction of Buildings - 5.73%
DR Horton, Inc.		148,100		1,866,060
KB Home		112,800		1,889,400
MDC Holdings, Inc.		52,800		1,827,408
Ryland Group, Inc.		81,300		1,824,372
Standard Pacific Corp. (a)		400,400		1,809,808
Toll Brothers, Inc. (a)		93,500		1,944,800
				11,161,848
Credit Intermediation and Related Activities - 5.58%
Comerica, Inc.		68,200		2,594,328
Flagstar Bancorp, Inc. (a)		1,915,000		1,149,000
Mastercard, Inc. (c)		10,900		2,768,600
Regions Financial Corp.		328,400		2,577,940
Washington Federal Inc.		87,200		1,771,904
				10,861,772
Data Processing, Hosting & Related Services - 1.28%
Google, Inc. (a)(c)		4,400		2,494,844

Electrical Equipment, Appliance, and Component Manufacturing - 2.72%
A123 Systems, Inc. (a)		67,000		920,580
Alstom SA (a)(d)		14,500		909,875
Alstom (d)		1,600		99,776
Corning, Inc.		75,700		1,529,897
Whirlpool Corp.		21,100		1,840,975
				5,301,103
Electronics and Appliance Stores - 1.04%
Best Buy Co., Inc.		47,700		2,029,158

Food Manufacturing - 0.79%
Archer Daniels Midland Co.		52,900		1,528,810

Food Services and Drinking Places - 0.71%
McDonald's Corp.		20,600		1,374,432

Forestry and Logging - 0.93%
Weyerhaeuser Co.		40,200		1,819,854

General Merchandise Stores - 3.65%
Costco Wholesale Corp. (c)		42,500		2,537,675
Sears Holdings Corp. (a)(c)		29,400		3,187,842
Wal-Mart de Mexico SAB de CV (a)(d)		270,000		1,377,000
				7,102,517
Heavy and Civil Engineering Construction - 0.69%
Chicago Bridge & Iron Co. N.V. (a)		57,400		1,335,124

Machinery Manufacturing - 6.06%
Applied Materials, Inc.		101,000		1,361,480
Cummins, Inc.		20,000		1,239,000
Deere & Co.		44,300		2,634,078
General Electric Co. (c)		140,100		2,549,820
W.W. Grainger, Inc. (c)		37,200		4,022,064
				11,806,442
Mining (except Oil and Gas) - 0.43%
Sociedad Quimica y Minera de Chile SA - ADR		22,300		833,797

Miscellaneous Manufacturing - 2.57%
3M Co.		28,100		2,348,317
ITT Corporation		49,600		2,659,056
				5,007,373
Motion Picture and Sound Recording Industries - 0.88%
The Walt Disney Co.		49,200		1,717,572

Nonmetallic Mineral Product Manufacturing - 0.55%
Cemex SAB de CV - ADR (a)		105,300		1,075,113

Professional, Scientific, and Technical Services - 2.45%
Check Point Software Technologies Ltd. (a)(d)		42,700		1,497,062
Fluor Corporation		15,200		706,952
International Business Machines Corp. (c)		20,000		2,565,000
				4,769,014
Rail Transportation - 1.46%
Norfolk Southern Corp.		27,000		1,509,030
Union Pacific Corp.		18,300		1,341,390
				2,850,420
Real Estate - 0.71%
Grubb & Ellis Co. (a)		629,600		1,385,120

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.88%
KKR Financial Holdings LLC		521,200		4,279,052
Shariah Capital Inc. (a)(b)		19,600		25,480
Tetragon Financial Group Ltd. (a)(d)		290,000		1,305,000
				5,609,532
Specialty Trade Contractors - 1.31%
Honeywell International, Inc.		56,200		2,544,174

Telecommunications - 2.28%
America Movil SAB de CV - ADR		27,400		1,379,316
AT&T, Inc.		68,400		1,767,456
MasTec, Inc. (a)		102,300		1,290,003
				4,436,775
Transportation Equipment Manufacturing - 3.30%
Ford Motor Company (a)		262,000		3,293,340
Honda Motor Co., Ltd. - ADR		51,800		1,828,022
Toyota Motor Corp. - ADR		16,300		1,310,846
				6,432,208
Truck Transportation - 3.08%
J.B. Hunt Transport Services, Inc.		53,300		1,912,404
Landstar System, Inc.		50,700		2,128,386
Old Dominion Freight Lines, Inc. (a)		58,900		1,966,671
				6,007,461
Utilities - 0.63%
Enersis SA - ADR		61,400		1,227,386
TOTAL COMMON STOCKS (Cost $99,898,467)				$119,795,118

EXCHANGE TRADED FUNDS - 23.78%
iShares Dow Jones U.S. Transportation Average Index Fund		57,400		4,539,766
iShares MSCI Mexico Investable Market Index Fund		87,400		4,664,538
iShares Russell 2000 Index Fund		104,900		7,113,269
Market Vectors-Agribusiness (c)		59,800		2,702,362
Powershares QQQ		104,900		5,054,082
Proshares TR (a)		133,500		943,845
Proshares TR II (a)		367,000		1,497,360
ProShares UltraShort FTSE/Xinhua China 25 (a)		220,400		1,732,344
ProShares UltraShort MSCI Emerging Markets (a)		286,800		2,874,453
SPDR KBW Regional Banking		162,900		4,271,238
SPDR S&P Homebuilders		368,900		6,204,898
SPDR S&P Retail		114,100		4,714,612
TOTAL EXCHANGE TRADED FUNDS (Cost $42,176,968)				$46,312,767

EXCHANGE TRADED NOTES - 2.28%
PowerShares Crude Oil Double Short ETN (a)		42,000		2,515,800
PowerShares DB Gold Double Short ETN (a)		141,700		1,928,537
TOTAL EXCHANGE TRADED NOTES (Cost $4,579,131)				$4,444,337

REAL ESTATE INVESTMENT TRUST - 0.82%
iStar Financial, Inc. (a)		349,300		$1,603,287
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,491,217)				$1,603,287

		Contracts		Value
PURCHASED OPTIONS - 0.06%
IMM Euro$ Future - Put option
Expiration: June, 2010, Exercise Price: $99.500		2,800		122,500
TOTAL PURCHASED OPTIONS (Cost $679,560)				$122,500
		Principal
		Amount		Value
SHORT TERM INVESTMENTS - 10.29%
AIM STIT - Treasury Portfolio		$20,034,907		$20,034,907
TOTAL SHORT TERM INVESTMENTS (Cost $20,034,907)				$20,034,907

Total Investments (Cost $168,860,250) - 98.74%				$192,312,916
Other Assets in Excess of Liabilities - 1.26%				2,446,703
TOTAL NET ASSETS - 100.00%				$194,759,619

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The Adviser has determined this security to be illiquid.
(c)	All or a portion of this security is pledged as collateral for short positions.
(d)	Foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments			$ 168,860,250
Gross unrealized appreciation on futures			15,938
Gross unrealized appreciation on investments			25,952,864
Gross unrealized appreciation on short positions			328,484
Gross unrealized appreciation on options			18,970
Gross unrealized depreciation on futures			-
Gross unrealized depreciation on investments			(1,943,138)
Gross unrealized depreciation on short positions			(1,249,207)
Gross unrealized depreciation on options			(575,285)
Net unrealized appreciation			$ 22,548,626

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at March 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Accommodation and Food Services	$ 1,374,432	$ -	$ -	$ 1,374,432
Agriculture, Forestry, Fishing and Hunting	1,819,854	-	-	1,819,854
Arts and Entertainment and Recreation	1,717,572	-	-	1,717,572
Construction	14,493,927	-	-	14,493,927
Finance and Insurance	66,063,095	-	-	66,063,095
Information	7,138,678	-	-	7,138,678
Mining, Quarrying, and Oil & Gas Extraction	1,209,000	-	-	1,209,000
Manufacturing	40,252,986	-	-	40,252,986
Professional, Scientific, and Technical Services	2,768,600	-	-	2,768,600
Real Estate and Rental and Leasing	1,385,120	-	-	1,385,120
Retail Trade	10,962,685	-	-	10,962,685
Transportation and Warehousing	17,720,110	-	-	17,720,110
Utilities	1,227,386	-	-	1,227,386
Wholesale Trade	4,022,064	-	-	4,022,064
Total Equity	172,155,509	-	-	172,155,509

Derivative
Purchased Options	122,500	-	-	122,500
Total Derivative	122,500	-	-	122,500

Short-Term Investments	20,034,907	-	-	20,034,907

Total Investments in Securities	$ 192,312,916	$ -	$ -	$ 192,312,916

Short Sales	$ 26,241,331	$ -	$ -	$ 26,241,331

Other Financial Instruments*	$ 16,683	$ -	$ -	$ 16,683

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments such as futures contracts and written options. Other financial instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of March 31, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
				Fair Value
Purchased Options				$ 122,500
Written Options				700,625
Future Contracts				15,938
Total				$ 839,063

The Effect of Derivative Instruments on income for the period January 1, 2010 through March 31, 2010 was as follows:

Amount of Realized Gain (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for				Period January 1, 2010
as hedging instruments				through
				March 31, 2010
Purchased Options				$ 43,463
Written Options				-
Future Contracts				(11,874)
Total				$ 31,589

Change in Unrealized Appreciation (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for				Period January 1, 2010
as hedging instruments				through
under statement 133				March 31, 2010
Purchased Options				$ (554,860)
Written Options				745
Future Contracts				15,938
Total				$ (538,177)

Marketfield Fund
Schedule of Securities Sold Short
March 31, 2010 (Unaudited)

			Shares		Value
Banco Santander SA - ADR			79,000		$1,048,330
Deutsche Bank AG (2)			18,100		1,391,347
Goldman Sachs Group, Inc.			11,000		1,876,930
iShares MSCI Brazil Index Fund (1)			45,500		3,351,530
iShares MSCI South Africa Index Fund (1)			59,100		3,571,413
JPMorgan Chase & Co.			83,900		3,754,525
Legg Mason, Inc.			98,100		2,812,527
Market Vectors - Gold Miners (1)			40,800		1,811,928
Morgan Stanley			97,100		2,844,059
Newmont Mining Corp.			39,800		2,027,014
UBS AG (2)			107,600		1,751,728
Total Securities Sold Short (Proceeds $25,320,608)					$26,241,331
(1)	Exchange-Traded Fund.
(2) Foreign security.

Marketfield Fund
Schedule of Options Written
March 31, 2010 (Unaudited)

			Contracts		Value
CALL OPTIONS

IMM Euro$ Future
Expiration: June, 2010, Exercise Price: $99.50			1,900		$700,625
Total Options Written (Premiums received $701,370)					$700,625

Marketfield Fund
Schedule of Open Futures Contracts
March 31, 2010 (Unaudited)
			Number		Unrealized
			of Contracts	Settlement	Appreciation
Description			Sold	Month	(Depreciation)
Japanese Yen Currency Future			17	June 2010	$15,938
Total Futures Contracts Sold					$ 15,938

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By           /s/ Joseph Neuberger
      Joseph Neuberger, President

Date      May 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
      Joseph Neuberger, President

Date      May 18, 2010

By           /s/ John Buckel
      John Buckel, Treasurer

Date      May 18, 2010